Expense Example - The Gabelli Global Growth Fund	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	980
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,281
Class AAA Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,811
Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,546
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	$ 1,554